UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6727

                              DOMINION FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                            35955 Huntland Farm Road,
                              Middleburg, VA 20117
                              --------------------
               (Address of principal executive offices) (Zip code)

                                  Paul Dietrich
                            35955 Huntland Farm Road,
                              Middleburg, VA 20117
                              --------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30
                         -------

Date of reporting period: Three-month period ended September 30, 2006
                          -------------------------------------------

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS                                    Ticker Symbol: DOIGX
The Shepherd Large Cap Growth Fund
September 30, 2006 (Unaudited)

                                                                                          % of
COMMON STOCK                                           Shares    Market Value           Net Assets
BASIC MATERIALS
     NORTHERN DYNASTY                 *                 37,500               $   247,875            3.25%

CONSUMER CYCLICAL
     ANN TAYLOR STORES CORP           *                  8,960     375,066                 4.91%
     KOHLS CORP COM                   *                  5,600     363,552                 4.76%
                                                                             ---------------------------
                                                                                 738,618            9.67%

CONSUMER STAPLES
     CORN PRODUCTS INT'L INC                             4,920     160,097                 2.10%
     CVS CORP                                           11,230     360,708                 4.72%
                                                                 ---------------------------------------
                                                                                 520,804            6.82%

FINANCIAL
     ALLIANCE BERSTEIN HOLDING LP                        4,940     340,811                 4.46%
     EMPIRE FINANCIAL HOLDING COMPANY *                200,000     530,000                 6.94%
     HUDSON CITY BANCORP INC                            27,555     365,104                 4.78%
     WATERSIDE CAP CORP COM           *                  5,300      19,080                 0.25%
                                                                 ---------------------------------------
                                                                               1,254,994           16.44%

HEALTHCARE
     HENRY SCHEIN                     *                  7,820                   392,095            5.14%

INDUSTRIALS
     CANADIAN NATIONAL RAILWAY CO                        8,040     337,198                 4.42%
     JOHNSON CONTROLS INC                                5,070     363,722                 4.76%
                                                                 ---------------------------------------
                                                                                 700,919            9.18%

TELECOMMUNICATION
     AMERICA MOVIL-SERIES L-WI                           8,855                   348,621            4.57%

UTILITIES
     GRUPO AEROPORTUARIO DEL PACIFICO *                  2,515                    85,510            1.12%
                                                                             -----------        --------

TOTAL COMMON STOCK                            (Cost $3,858,334)                4,289,437           56.18%
CASH AND CASH EQUIVILENTS
Cash                                          (Cost $3,349,866)                3,349,866           43.87%
                                                                             -----------        --------
TOTAL PORTFOLIO                                                                7,639,303          100.05%
LIABILITIES, LESS OTHER ASSETS                                                    (3,823)          -0.05%
                                                                             -----------        --------
TOTAL NET ASSETS                                                             $ 7,635,480          100.00%
                                                                             ===========        ========

      *Presently non-income producing.

For certain federal tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Cost and Unrealized Gain/Loss at September 30, 2006:
Identified cost for federal income tax purposes                     $3,858,334
Gross unrealized appreciation from investments                        $472,725
Gross unrealized depreciation from investments                        ($41,623)
Net unrealized appreciation from investments                          $431,103


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

Item 2. Controls and Procedures.

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.
--------------------
(Registrant)

By:  /S/ Paul Dietrich
     --------------------------
     Paul Dietrich, president and principal executive officer

Date: November 28, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 28, 2006
      -----------------

/S/ Paul Dietrich
-----------------
Paul Dietrich, principal executive officer and principal financial officer


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